Financial Instruments and Derivative Contracts - Net Exposures from Outstanding Derivative Contracts (Detail) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2011 Commodity derivative [Member] Crude oil, refined products and natural gas liquids [Member] MMBbls	Dec. 31, 2010 Commodity derivative [Member] Crude oil, refined products and natural gas liquids [Member] MMBbls	Dec. 31, 2011 Commodity derivative [Member] Natural gas and power, Fixed price [Member] MMcf	Dec. 31, 2010 Commodity derivative [Member] Natural gas and power, Fixed price [Member] MMcf	Dec. 31, 2011 Commodity derivative [Member] Natural gas and power, Basis [Member] MMcf	Dec. 31, 2010 Commodity derivative [Member] Natural gas and power, Basis [Member] MMcf
Derivative Instruments [Line Items]
Open Position Long (Short)					(13)	(16)	(57,000)	(69,000)	(25,000)	(43,000)
Sell U.S. dollar, buy other currencies	$ 1,949		$ 569
Sell euro, buy other currencies		€ 61		€ 253